LEASES (Schedule of Future Lease Payments Under Operating Leases) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Operating leases
Year one	$ 2,019
Year two	1,775
Year three	1,269
Year four	517
Thereafter	16
Total future lease payements	5,596
Less imputed interest	(361)
Total lease liability balance	$ 5,235